Convertible Notes - Additional Information (Detail) - SGD ($)	May 29, 2019	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes [Line Items]
Payments to redeem convertible notes	$ 32,000,000
Equity Conversion Option As Financial Derivatives			$ 940,000
Embedded Equity Conversion Option [Member]
Convertible Notes [Line Items]
Equity Conversion Option As Financial Derivatives		$ 0	$ 0
New Convertible Notes [Member]
Convertible Notes [Line Items]
Nominal value	$ 10,612,000
Notes are due for repayment period	30
New Convertible Notes [Member] | Interest Rate Applicable For First Eighteen Months [Member]
Convertible Notes [Line Items]
Inerest rate	8.00%
New Convertible Notes [Member] | Interest Rate Applicable For Continuing Twelve Months [Member]
Convertible Notes [Line Items]
Inerest rate	15.00%